Financial Instruments (Tables)	6 Months Ended
May 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements, nonrecurring
	May 31, 2020		November 30, 2019
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,772,034	1,790,998	1,744,813	1,778,988
Promissory notes payable(i)	154,379	154,379	159,863	159,863

(i)	The Company calculates the interest rate for the Debentures and promissory notes payable based on the Company’s estimated cost of raising capital and uses the discounted cash flow model to calculate the fair value of the Debentures and the promissory notes payable.

Past due financing receivables
	May 31,	November 30,
	2020	2019
	$	$
Total accounts receivable	240,679	177,202
Less allowance for doubtful accounts	—	—
Total accounts receivable, net	240,679	177,202

Not past due	240,679	177,202
Past due for more than 31 days but no more than 120 days	—	—
Past due for more than 120 days	—	—
Total accounts receivable, gross	240,679	177,202

Contractual obligation, fiscal year maturity schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	4,296,577	—	—	—	—	4,296,577
Accrued liabilities	1,513,429	—	—	—	—	1,513,429
Employee costs payable	1,628,580	—	—	—	—	1,628,580
Convertible debentures (Note 5)	1,319,014	500,137	—	—	—	1,819,151
Promissory notes payable (Note 5)	154,379	—	—	—	—	154,379
Total contractual obligations	8,911,979	500,137	—	—	—	9,412,116